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                                                        OMB Approval
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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-07358

               Duff & Phelps Utility and Corporate Bond Trust Inc. (Exact name of registrant as specified in charter)

         Nathan I. Partain                         Lawrence R. Hamilton
     Duff & Phelps Utility and                        Mayer Brown LLP
     Corporate Bond Trust Inc.                     71 South Wacker Drive
      200 S Wacker Dr Ste 500                     Chicago, Illinois 60606
      Chicago Illinois 60606

               (Address of principal executive offices)(Zip code)

                    200 S Wacker Dr, Chicago, Illinois 60606
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 312-263-2610

Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 to June 30, 2010

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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<PRE>
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07358
Reporting Period: 07/01/2009 - 06/30/2010
Duff & Phelps Utility and Corporate Bond Trust


================ Duff & Phelps Utility and Corporate Bond Trust ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT
</PRE>

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Duff & Phelps Utility and Corporate Bond Trust Inc.

By (Signature and Title)* /s/ NATHAN I. PARTAIN
                          -------------------------------------
                          Nathan I. Partain
                          President and Chief Executive Officer

Date August 11, 2010

*  Print the name and title of each signing officer under his or her signature.